RELATED PARTY TRANSACTIONS - Disclosure of compensation paid or payable to key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Salaries, bonuses, benefits and director fees	$ 5,584	$ 4,852	$ 4,101
Share based compensation	7,334	9,071	5,259
Total key management compensation	$ 12,918	$ 13,923	$ 9,360